Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Schedule of Financing Expenses) (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Details Of Statements Of Profit Or Loss And Other Comprehensive Income Loss [Abstract]
Change in fair value of derivatives, net	[1]	€ 841	€ 0	€ 0
Debentures interest and related expenses	[1]	3,220	2,155	4,696
Interest and commissions related to projects finance	[1]	5,589	1,775	2,944
Amortization of capitalized expenses related to projects finance	[1]	12,211	48	129
Interest on minority shareholder loan	[1]	2,055	41	59
Bank charges and other commissions	[1]	137	230	150
Forward loss	[1]	0	0	513
Interest on lease liability	[1]	367	494	341
Loss from exchange rate differences, net	[1]	5,395	2,119	2,045
Total financing expenses	[1]	€ 29,815	€ 6,862	€ 10,877

[1]	Reclassification